Related party disclosures (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Related party disclosures [Line Items]
Tax ID	96,529,340-k		Oman
Nature	Joint venture		Joint venture
Country of origin	Jordan	[1]	United States
Currency	CLP		Turkish Lira	[2]
Current payables to related parties	$ 9		$ 1,365
Doktor Tarsa Tarim Sanayi AS [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	Turkey
Currency	YTL
Current payables to related parties			11
Terra Tarsa Ukraine LLC [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Other related parties
Country of origin	Ukraine
Currency	Ukrainian Grivna
Current payables to related parties	$ 0		7
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	China
Currency	Russian ruble
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	China
Currency	Emirates dirham
SQM Vitas Fzco. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	United Arab Emirates
Currency	US$
Current payables to related parties	$ 0		38
Covalent Lithium Pty Ltd [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	Australia
Currency	Australian dollar
Current payables to related parties	$ 9		0
Doktor Tarsa Tarim Sanayi AS [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	Turkey
Currency	YTL
Terra Tarsa Ukraine LLC [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	Turkey
Currency	US$
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	China
Currency	US$
Current payables to related parties	$ 0		725
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	China
Currency	US$
Current payables to related parties	$ 0		$ 584

[1]	These Companies are subsidiaries of the joint venture Abu Dhabi Fertilizer Industries WWL
[2]	These Companies are subsidiaries of the associate Doktor Tarsa Tarim Sanayi AS.